Related Party Disclosure (Narrative) (Details)	1 Months Ended											6 Months Ended	12 Months Ended
	Jun. 26, 2020 Share $ / shares shares	Apr. 28, 2020 CAD ($) $ / shares	Oct. 29, 2019 CAD ($) $ / shares shares	Jul. 26, 2019 shares $ / shares	Jul. 18, 2019 shares $ / shares	Mar. 20, 2019 shares $ / shares	Feb. 21, 2019 shares $ / shares	Feb. 19, 2019 shares $ / shares	Dec. 17, 2018 shares $ / shares	Oct. 31, 2018	Sep. 17, 2018 CAD ($) shares $ / shares	Jun. 17, 2019 shares	Jul. 31, 2020 CAD ($) Share $ / shares	Jul. 31, 2019 CAD ($) Share $ / shares
Disclosure of transactions between related parties [line items]
Number of stock options granted | Share													11,946,027	12,693,118
Exercise price | $ / shares													$ 1.62	$ 7.27
Description of granted stock options vesting period													Unless otherwise stated, the below granted stock options will vest on the one-year anniversary of the date of grant and the balance will vest quarterly over two years thereafter.
Exercise price of options granted | $ / shares													$ 6.61	$ 6.11
Truss Limited Partnership ("Truss LP")
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate													42.50%	42.50%
Receivables due from associates | $													$ 3,405,000
Raw materials purchased | $													2,159,000
Revenue from rendering of services, related party transactions | $													2,531,000
Director
Disclosure of transactions between related parties [line items]
Number of stock options granted | Share	1,800,000
Executives
Disclosure of transactions between related parties [line items]
Number of stock options granted	1,255,025	900,000	829,034	250,000	650,000	325,000		615,000	74,000		650,000
Exercise price | $ / shares		$ 0.69		$ 5.88	$ 6.54	$ 8.50		$ 7.13	$ 5.09		$ 7.93
Description of granted stock options vesting period		One-third of the stock options will vest on each of the one-year anniversaries of the date of grant over a three-year period.	One-third of the stock options will vest on each of the one-year anniversaries of the date of grant over a three-year period.						54,000 stock options will fully vest at the 6-month anniversary of the grant date.
Number of stock option vested | shares												54,000
Number of RSU granted | shares			1,428,449
Value of RSUs granted | $ / shares			$ 3.30
Directors and executives
Disclosure of transactions between related parties [line items]
Exercise price | $ / shares	$ 1.02
Description of granted stock options vesting period	One-third of the stock options will vest on each of the one-year anniversaries of the date of grant over a three-year period.
Number of RSU granted | shares	1,010,101
Exercise price of RSU granted | $ / shares	$ 0.99
CEO
Disclosure of transactions between related parties [line items]
Number of stock options granted | shares							3,333,333
Exercise price | $ / shares							$ 7.46
Description of granted stock options vesting period							Additional to the standard vesting terms as defined in Note 11, is an achievement condition in which vesting may only occur once a volume weighted average trading price of $10 or greater is achieved for a 20-day period prior to a vesting date.
Belleville Complex Inc.
Disclosure of transactions between related parties [line items]
Percentage Of Interest Acquired In Related Party										25.00%
Percentage of ownership interest owned by directors										75.00%
Cash advances and loans made to related parties | $											$ 20,279,000
Consideration for interest on joint venture | $
Carrying value for interest on joint venture | $
Description of lease transaction													As part of the initial agreement, the Company will be the anchor tenant for a period of 20 years, with an option to renew for 10 years. On October 22, 2019, the lease agreement was amended to a 15-year anchor tenant period, with an option to renew for 15 years and additional space to rent. The Company has also subleased a portion of the space to Truss Limited Partnership (Note 10). As a result, the lease was reassessed resulting in an addition to the right-of-use asset and lease liability as well as a lease receivable on the sublease component (Note 6).
Lease and operating expenses | $													$ 7,511,000	$ 3,937,000